Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property and equipment:

Property and equipment consist of the following as of December 31, 2015 and 2014, respectively:

	2015	2014
Energy systems	$23,348,928	$25,521,585
Computer equipment and software	143,204	121,958
Furniture and fixtures	85,463	87,051
Vehicles	194,192	226,018
	23,771,787	25,956,612
Less — accumulated depreciation	(8,822,809)	(9,124,309)
	14,948,978	16,832,303
Construction in progress	3,001,809	1,703,947
	$17,950,787	$18,536,250

Depreciation expense of property and equipment totaled $1,776,048 and $1,560,296 for the years ended December 31, 2015 and 2014, respectively.